COLONIAL SELECT VALUE FUND  Semiannual Report

APRIL 30, 2000

PRESIDENT'S  MESSAGE

Dear Shareholder:

Continued U.S. economic growth was a double-edged sword during the six months ended April 30. Industrial production and new job creation remained strong while consumer confidence and consumer spending reached new highs. All this strength stirred up fears of higher inflation. Concerned that inflationary pressures might derail the U.S. economic expansion, now in its ninth year, the Federal Reserve raised short-term interest rates three times between November 1, 1999 and April 30, 2000.

Against this economic backdrop, the stock market was volatile. Stocks in general gained modestly. The notable exceptions were growth-oriented and technology-related issues, which did well until the end of the period, when they declined sharply. Mid-cap stocks benefited from investors' search for value later in the period.

Colonial Select Value Fund invests primarily in mid-capitalization, value stocks. The managers keep the portfolio broadly diversified, rather than following hot trends. By adhering to that strategy, the Fund has outpaced its peer group for the 1-, 3-, 5- and 10-year periods ended April 30, 2000.(1)

In the pages that follow, Fund managers James Haynie and Michael Rega will provide you with more specific information about the Fund's performance and investment strategies. As always, we thank you for choosing Colonial Select Value Fund and for the opportunity to serve your investment needs.

Sincerely,

/s/Stephen E. Gibson

Stephen E. Gibson
President
June 15, 2000

(1) Lipper, Inc., a widely respected data provider in the industry, calculates average total returns for mutual funds using classification categories which are based upon portfolio holdings. The Fund's Class A shares were ranked in the second quartile of the Lipper Multi-Cap Core category for the six-month period ended 4/30/00 (126 out of 397), in the second quartile for the 1 year (120 out of 356 funds), in the second quartile for the 3 years (84 out of 213 funds), in the second quartile for the 5 years (46 out of 122 funds) and in the second quartile for 10 years (27 out of 53 funds). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.


Not FDIC Insured
May Lose Value
No Bank Guarantee

HIGHLIGHTS


-    MARKET VOLATILITY INCREASED.

     Continued U.S. economic growth and fears of inflation resulted in a volatile stock market. Despite strong earnings, stock prices were up only modestly for the six months ended April 30, 2000.

-    GROWTH AND TECHNOLOGY STOCKS LED FOR MOST OF THE PERIOD.

     A small group of large-cap and technology stocks led the market's rise through the end of 1999 and into the new year. These stocks stumbled in the final weeks of the period.

-    MID-CAPITALIZATION STOCKS OUTPERFORMED SMALL- AND LARGE-CAP STOCKS.

     In search of more attractively priced alternatives to large-cap and technology stocks, investors increasingly turned to the mid-cap segment during the first half of the Fund's fiscal year.

-    FUND MANAGERS STUCK WITH A LONG-TERM STRATEGY.

     Staying true to their long-term strategy, the Fund's managers kept the Fund diversified rather than following the hot tech sector. As a result, the Fund underperformed the Standard & Poor's MidCap 400 Index.


               COLONIAL SELECT VALUE FUND VS. S&P MIDCAP 400 INDEX

                               10/31/99 - 4/30/00


                                  [BAR GRAPH]

Colonial Select
Value Fund
(Class A shares without
sales charge) ....................    16.86%

S&P Midcap
400 Index ........................    21.26%


NET ASSET VALUE PER SHARE ON 4/30/00

Class A                $23.08
_____________________________
Class B                $22.03
_____________________________
Class C                $22.59
_____________________________
Class Z                $23.15
_____________________________


DISTRIBUTIONS DECLARED PER
SHARE FROM 11/1/99 TO 4/30/00

Class A                2.271%
_____________________________
Class B                2.271%
_____________________________
Class C                2.271%
_____________________________
Class Z                2.271%
_____________________________

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Standard & Poor's (S&P) MidCap 400 Index is an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                           PORTFOLIO MANAGERS' REPORT

SECTOR BREAKDOWNS AS
OF 4/30/00 VS. 10/31/99

                              4/30/00           10/31/99
                              _______           ________

Technology                     24.3%               24.8%
Financials                      14.8%               16.2%
Consumer cyclical              12.4%               15.2%
Utilities                      10.2%                8.9%
Capital goods                   9.1%                5.7%

Sector breakdowns are calculated as a percentage of total equity investments. Because the Fund is actively managed, there is no guarantee the Fund will maintain these sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.


BOUGHT

INGERSOLL RAND

We added to our shares of Ingersoll Rand (1.00% of net assets), a manufacturer of machinery and industrial equipment, because it has executed its business plan more effectively than many of its competitors. In addition, it was very attractively priced when we added to our position in both December and February.


FUND'S PERFORMANCE REFLECTS MID-CAP MARKET'S STRENGTH

During the six-month period ended April 30, 2000, the Fund had a total return of 16.86%, based on Class A shares without a sales charge. By comparison, the S&P MidCap 400 Index had a total return of 21.26% during the same period. The Fund's underperformance can mainly be attributed to the fact that the Fund was underweighted in market-leading growth sectors, such as technology and biotechnology.

FUND BENEFITED FROM TECHNOLOGY AND ENERGY HOLDINGS

During the period, technology holdings were among our best performers. In particular, semiconductors -- Xilinx, a leading manufacturer of microchips and Teradyne, a company that manufactures test equipment for the chip industry (0.9% and 1.2% of net assets, respectively) both performed exceptionally well. Fueled by strong demand for all types of chips, earnings for both companies expanded rapidly.

Buoyed by the rising price of oil, stocks in the energy sector were also strong performers. Falcon Drilling (0.7% of net assets) an oil service company, leases drilling rigs that provide offshore drilling services to companies that explore and produce oil and natural gas. The dramatic rise in the price of oil and gas in the last 12 months has created vigorous demand for Falcon Drilling's drilling rigs. Subsequently, expectations for earnings and the stock price for Falcon Drilling have risen substantially. Media giant Times Mirror also got a big boost on news that the Tribune Company intended to acquire it. We agreed to tender the shares back to the company for approximately double our purchase price.

STRATEGY OF DIVERSIFICATION

Our diversified approach aided the Fund's performance during the past six months because volatility was especially high. Throughout the period, we maintained our long-held strategy of staying diversified among a broad array of individual holdings across a large number of industries. This diversification prevented the Fund from being overly dependent on the fortunes of one industry group or a handful of individual names.

OUTLOOK FOR MID-CAP STOCKS IS POSITIVE

Though large-cap stocks have been the market leaders for the past few years, we believe that mid-cap stocks may be poised to take the lead. Even with the recent pullback, many of the largest capitalization stocks remain expensive, and investors are looking for more attractively priced alternatives.


/s/JAMES P. HAYNIE                                 /s/MICHAEL E. REGA
   James Haynie                                       Michael Rega

James Haynie is a senior vice president of Colonial Management Associates (CMA) and senior portfolio manager. Michael Rega is a vice president of CMA and co-manages the Fund.

Investing in medium-sized companies involves certain risks, including price fluctuations caused by economic and business developments.
2

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/00

Share Class          A                        B                       C                  Z
Inception           1949                   6/8/92                  8/1/97             1/11/99
______________________________________________________________________________________________
            w/o sales  with sales  w/o sales   with sales   w/o sales  with sales    w/o sales
             charge       charge     charge      charge      charge      charge       charge
______________________________________________________________________________________________
Six-month
cumulative    16.86%      10.14%      16.44%      11.44%      16.40%      15.40%       17.03%
______________________________________________________________________________________________
One Year      18.04%      11.25%      17.17%      12.17%      17.15%      16.15%       18.32%
______________________________________________________________________________________________
Five Years    21.57%      20.13%      20.66%      20.47%      21.10%      21.10%       21.63%
______________________________________________________________________________________________
10 Years      16.20%      15.51%      15.52%      15.52%      15.98%      15.98%       16.23%
______________________________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99

Share Class           A                      B                       C                  Z
______________________________________________________________________________________________
            w/o sales  with sales  w/o sales   with sales   w/o sales  with sales    w/o sales
             charge       charge     charge      charge      charge      charge       charge
______________________________________________________________________________________________
Six-month
cumulative    22.97%      15.90%      22.56%      17.56%      22.53%      21.53%       23.15%
______________________________________________________________________________________________
One Year      25.96%      18.72%      25.02%      20.02%      25.00%      24.00%       26.20%
______________________________________________________________________________________________
Five Years    22.37%      20.93%      21.45%      21.26%      21.92%      21.92%       22.43%
______________________________________________________________________________________________
10 Years      16.01%      15.32%      15.34%      15.34%      15.79%      15.79%       16.03%
______________________________________________________________________________________________

TOP 10 HOLDINGS AS OF 4/30/00

Apple Computer            1.4%
_____________________________
Teradyne                  1.2%
_____________________________
VERITAS Software          1.2%
_____________________________
Vishay Intertechnology    1.2%
_____________________________
ADC Telecom               1.1%
_____________________________
Altera                    1.0%
_____________________________
Ingersoll Rand            1.0%
_____________________________
Xilinix                   0.9%
_____________________________
Maxim Integrated Products 0.9%
_____________________________
Linear Technology         0.9%
_____________________________

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.


SOLD

TOMMY HILFIGER

Tommy Hilfiger didn't sustain growth in an increasingly difficult environment for retailers.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

Performance for different share classes will vary based on difference in share charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to inception of the newer class shares would have been lower.

INVESTMENT PORTFOLIO
April 30, 2000(Unaudited)
(In Thousands)




COMMON STOCKS - 97.0%                                     SHARES      VALUE
________________________________________________________________________________
CONSTRUCTION - 0.2%
HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION
Fluor Corp.                                                 53        $ 1,782
                                                                       ________
FINANCE, INSURANCE & REAL ESTATE - 15.4%
DEPOSITORY INSTITUTIONS - 5.8%
City National Corp.                                        147          5,404
Compass Bancshares, Inc.                                    90          1,665
Crestar Financial Corp.                                    195          3,954
Cullen/Frost Bankers, Inc.                                 131          3,222
Golden State Bancorp, Inc. (a)                             263          4,047
Greenpoint Financial Corp.                                 236          4,403
Hibernia Corp.                                             190          2,017
North Fork Bancorporation, Inc.                            282          4,571
Pacific Century Financial Corp.                             87          1,785
Peoples Heritage Financial Group, Inc.                     216          2,815
Sovereign Bancorp, Inc.                                    507          3,483
UnionBanCal Corp.                                          143          3,965
Webster Financial Corp.                                    115          2,449
                                                                       ________

                                                                       43,780
                                                                       ________
FINANCIAL SERVICES - 0.9%
Cincinnati Financial Corp.                                  72          2,898
Financial Security Assurance Holdings Ltd.                  54          4,001
                                                                       ________
                                                                        6,899
                                                                       ________

INSURANCE CARRIERS - 6.3%
Allmerica Financial Corp.                                   62          3,377
Ambac Financial Group, Inc.                                113          5,429
Hartford Life, Inc., Class A                                72          3,541
Loews Corp.                                                 70          3,831
MGIC Investment Corp.                                       70          3,328
Nationwide Financial Services, Inc., Class A               155          4,305
Premark International, Inc.                                100          4,853
Protective Life Corp.                                       60          1,429
St. Paul Cos., Inc.                                        122          4,339
The MONY Group, Inc. (a)                                    62          1,912
United Healthcare Corp.                                     98          6,535
Wellpoint Health Networks, Inc.                             62          4,587
                                                                       ________
                                                                       47,466
                                                                       ________
NONDEPOSITORY CREDIT INSTITUTIONS - 0.3%
Capital One Financial Corp.                                 57          2,494
                                                                       ________
REAL ESTATE - 0.6%
Radian Group, Inc.                                          95          4,814
                                                                       ________

                                                            SHARES     VALUE
________________________________________________________________________________
SECURITY BROKERS & DEALERS - 1.5%
A.G. Edwards, Inc.                                           79        $ 2,976
Lehman Brothers Holdings, Inc.                               72          5,884
Paine Webber Group, Inc.                                     49          2,150
                                                                       ________
                                                                        11,010
                                                                       ________

MANUFACTURING - 44.2%
CHEMICALS & ALLIED PRODUCTS - 5.6%
Biogen, Inc. (a)                                             49          2,876
Chiron Corp. (a)                                             78          3,520
Ecolab, Inc.                                                 21            824
FMC Corp. (a)                                                66          3,840
Fuller (H.B.) Co.                                            25            972
Goodrich (B.F.) Co.                                         188          5,999
Great Lakes Chemical Corp.                                   88          2,371
IVAX Corp. (a)                                              159          4,349
Immunex Corp. (a)                                            15            571
Lubrizol Corp.                                              171          4,377
Mylan Laboratories, Inc.                                    125          3,547
Solutia, Inc.                                               243          3,308
W.R. Grace & Co. (a)                                        189          2,457
Watson Pharmaceuticals, Inc. (a)                             68          3,051
                                                                       ________
                                                                        42,062
                                                                       ________

COMMUNICATIONS EQUIPMENT - 3.1%
ADC Telecommunications, Inc. (a)                            130          7,891
Altera Corp. (a)                                             77          7,873
Comverse Technology, Inc. (a)                                64          5,744
Harris Corp.                                                 49          1,593
                                                                       ________
                                                                        23,101
                                                                       ________

ELECTRIC MACHINERY, COMPONENTS & SUPPLIES - 0.3%
Harmonic, Inc. (a)                                           26          1,912
                                                                       ________

ELECTRONIC & ELECTRICAL EQUIPMENT - 3.2%
Advanced Digital Information Corp. (a)                       22            538
Applied Micro Circuits Corp. (a)                             46          5,967
Atmel Corp. (a)                                              74          3,607
Intuit, Inc. (a)                                             84          3,030
Micron Technology, Inc.                                      13          1,810
Vishay Intertechnology, Inc. (a)                            106          8,857
                                                                       ________
                                                                        23,809
                                                                       ________

See notes to investment portfolio.



COMMON STOCKS (CONTINUED)                           SHARES       VALUE
________________________________________________________________________________
ELECTRONIC COMPONENTS - 6.9%
Analog Devices, Inc. (a)                             40        $ 3,080
Dallas Semiconductor Corp.                           68          2,928
LSI Logic Corp. (a)                                  51          3,213
Linear Technology Corp.                             119          6,798
Maxim Integrated Products, Inc. (a)                 106          6,851
Microchip Technology, Inc. (a)                       45          2,793
National Semiconductor Corp. (a)                     47          2,849
Novellus Systems, Inc. (a)                           98          6,562
Sanmina Corp. (a)                                    77          4,649
Vitesse Semiconductor Corp. (a)                      72          4,907
Xilinx, Inc. (a)                                     95          6,988
                                                               ________
                                                                51,618
                                                               ________

FABRICATED METAL - 0.3%
Crown Cork & Seal Co., Inc.                         141          2,293
                                                               ________
FOOD & KINDRED PRODUCTS - 2.2%
Hormel Foods Corp.                                  137          2,095
IBP, Inc.                                            73          1,208
Interstate Bakeries Corp.                           182          2,317
McCormick & Co.                                      97          3,019
The McClatchy Co.                                   112          3,561
The Pepsi Bottling Group, Inc.                      193          4,166
                                                               ________
                                                                16,366
                                                               ________

FURNITURE & FIXTURES - 2.1%
Furniture Brands International, Inc. (a)            239          4,472
Herman Miller, Inc.                                 119          3,269
Johnson Controls, Inc.                               93          5,856
Leggett & Platt, Inc.                                88          1,877
                                                               ________
                                                                15,474
                                                               ________

HOUSEHOLD APPLIANCES - 0.4%
Whirlpool Corp.                                      52          3,367
                                                               ________

LUMBER & WOOD PRODUCTS - 0.4%
Georgia Pacific Corp.                                91          3,352
                                                               ________

MACHINERY & COMPUTER EQUIPMENT - 4.6%
Apple Computer, Inc.                                 86         10,682
Brunswick Corp.                                     122          2,345
Diebold, Inc.                                       137          3,963
Dover Corp.                                          93          4,700
Ingersoll Rand Co.                                  157          7,374
Unisys Corp. (a)                                    182          4,208
York International Corp.                             63          1,513
                                                               ________
                                                                34,785
                                                               ________


                                                    SHARES       VALUE
________________________________________________________________________________
MEASURING & ANALYZING INSTRUMENTS - 3.4%
Bard (C.R.), Inc.                                    40        $ 1,742
JDS Uniphase Corp. (a)                               45          4,679
PE Corp-PE Biosystems Group                          29          1,728
Teradyne, Inc. (a)                                   85          9,306
Thermo Electron Corp. (a)                           161          3,125
Waters Corp.                                         49          4,646
                                                               ________
                                                                25,226
                                                               ________

PAPER PRODUCTS - 1.2%
Boise Cascade Corp.                                  95          3,100
Westvaco Corp.                                       85          2,618
Willamette Industries, Inc.                          91          3,460
                                                               ________
                                                                 9,178
                                                               ________

PETROLEUM REFINING - 2.1%
Amerada Hess Corp.                                   47          2,990
Lyondell Petrochemical Co.                          322          5,908
Tosco Corp.                                         160          5,117
Ultramar Diamond Shamrock Corp.                      66          1,624
                                                               ________
                                                                15,639
                                                               ________

PRIMARY METAL - 1.5%
Engelhard Corp.                                     175          3,079
Mueller Industries, Inc. (a)                        148          4,875
Nucor Corp.                                          70          3,018
                                                               ________
                                                                10,972
                                                               ________

PRINTING & PUBLISHING - 1.9%
Knight-Ridder, Inc.                                  88          4,322
New York Times Co., Class A                         115          4,737
Time Warner Telecom, Inc., Class A (a)                9            515
Valassis Communications, Inc. (a)                   130          4,418
                                                               ________
                                                                13,992
                                                               ________

RUBBER & PLASTIC - 1.5%
Grant Prideco, Inc. (a)                             104          1,998
Tupperware Corp.                                    166          3,135
Weatherford International, Inc. (a)                 104          4,217
Wynn's International, Inc.                          146          2,024
                                                               ________
                                                                11,374
                                                               ________

STONE, CLAY, GLASS & CONCRETE - 0.9%
Lafarge Corp.                                        78          1,969
USG Corp.                                           123          5,144
                                                               ________
                                                                 7,113
                                                               ________

See notes to investment portfolio.

April 30, 2000(Unaudited)
(In Thousands)

COMMON STOCKS (CONTINUED)                       SHARES       VALUE
________________________________________________________________________________
TRANSPORTATION EQUIPMENT - 2.6%
Harley-Davidson, Inc.                            118        $ 4,698
Lear Corp. (a)                                   175          5,245
Meritor Automotive, Inc.                         282          4,229
Navistar International Corp. (a)                 130          4,536
Northrop Grumman Corp.                            14          1,006
                                                            ________
                                                             19,714
                                                            ________
________________________________________________________________________________
MINING & ENERGY - 5.0%
OIL & GAS EXTRACTION - 3.0%
Falcon Drilling Co., Inc. (a)                    244          5,063
Noble Drilling Corp. (a)                         144          5,735
RealNetworks, Inc. (a)                            58          2,777
SEACOR SMIT, Inc. (a)                             75          4,569
Transocean Sedco Forex, Inc.                      88          4,122
                                                            ________
                                                             22,266
                                                            ________

OIL & GAS FIELD SERVICES - 2.0%
BJ Services Co. (a)                               82          5,739
Diamond Offshore Drilling, Inc.                  130          5,241
Petroleum Geo-Services ADR (a)                   232          3,768
                                                            ________
                                                             14,748
                                                            ________
________________________________________________________________________________
RETAIL TRADE - 4.6%
APPAREL & ACCESSORY STORES - 0.8%
Abercrombie & Fitch Co. (a)                      141          1,546
Ross Stores, Inc.                                210          4,353
                                                            ________
                                                              5,899
                                                            ________

GENERAL MERCHANDISE STORES - 1.1%
BJ's Wholesale Club, Inc. (a)                    123          4,341
Federated Department Stores, Inc. (a)            107          3,624
                                                            ________
                                                              7,965
                                                            ________

HOME FURNISHINGS & EQUIPMENT - 1.2%
Best Buy Co., Inc. (a)                            79          6,395
Circuit City Stores, Inc.                         40          2,335
                                                            ________
                                                              8,730
                                                            ________

MISCELLANEOUS RETAIL - 0.1%
Zale Corp. (a)                                    26          1,077
                                                            ________
RESTAURANTS - 1.4%
Brinker International, Inc. (a)                  174          5,540

Tricon Global Restaurants, Inc. (a)              148          5,040
                                                            ________
                                                             10,580
                                                            ________



                                                           SHARES       VALUE
________________________________________________________________________________
SERVICES - 10.4%
AMUSEMENT & RECREATION - 0.9%
Harrah's Entertainment, Inc. (a)                            169        $ 3,475

Park Place Entertainment Corp. (a)                          230          2,947
                                                                       ________
                                                                         6,422
                                                                       ________

AUTO REPAIR, RENTAL & PARKING - 0.4%
Hertz Corp., Class A                                         87          2,713
                                                                       ________

BUSINESS SERVICES - 1.1%
BEA Systems, Inc. (a)                                        34          1,660
Interpublic Group of Cos., Inc.                              69          2,845
Omnicom Group, Inc.                                          45          4,098
                                                                       ________
                                                                         8,603
                                                                       ________

COMPUTER RELATED SERVICES - 2.7%
Comdisco, Inc.                                              127          3,945
Convergys Corp. (a)                                         119          5,249
DST Systems Inc. (a)                                         53          3,962
Sensormatic Electronics Corp.                                38            637
Siebel Systems, Inc. (a)                                     54          6,635
                                                                       ________
                                                                        20,428
                                                                       ________

COMPUTER SOFTWARE - 3.4%
Adobe Systems, Inc.                                          32          3,906
CMGI, Inc. (a)                                               19          1,340
Citrix Systems, Inc. (a)                                     69          4,189
Electronic Arts, Inc. (a)                                    41          2,499
Symantec Corp. (a)                                           70          4,339
VERITAS Software Corp. (a)                                   86          9,203
                                                                       ________
                                                                        25,476
                                                                       ________

ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 1.2%
ACNielsen Corp. (a)                                         114          2,629
Paychex, Inc.                                               117          6,174
                                                                       ________
                                                                         8,803
                                                                       ________

HEALTH SERVICES - 0.7%
First Health Group Corp. (a)                                 26            797
Lincare Holdings, Inc. (a)                                  134          4,096
                                                                       ________
                                                                         4,893
                                                                       ________
________________________________________________________________________________
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 16.6%
AIR TRANSPORTATION - 0.6%
Delta Air Lines, Inc.                                        93          4,900
                                                                       ________

BROADCASTING - 0.8%
Univision Communications, Inc., Class A (a)                  52          5,681
                                                                       ________

See not to investment portfolio.


COMMON STOCKS (CONTINUED)                         SHARES                VALUE
________________________________________________________________________________
COMMUNICATIONS - 1.1%
Inco Ltd.                                           216                $ 3,375
Telephone and Data Systems, Inc.                     48                  4,896
                                                                       ________

                                                                         8,271
                                                                       ________

ELECTRIC, GAS & SANITARY SERVICES - 1.3%
Calpine Corp. (a)                                    58                  5,344
Conectiv, Inc.                                      276                  4,902
                                                                       ________
                                                                        10,246
                                                                       ________

ELECTRIC SERVICES - 7.4%
Allegheny Energy, Inc.                              159                  4,814
Citizens Utilities Co.                               46                    736
Dominion Resources, Inc.                             32                  1,419
Energy East Corp.                                   225                  4,688
Entergy Corp.                                       147                  3,742
Florida Progress Corp.                               97                  4,748
GPU, Inc.                                           123                  3,440
Minnesota Power, Inc.                               285                  5,251
PG&E Corp.                                          117                  3,045
PP&L Resources, Inc.                                142                  3,400
Peco Energy Co.                                      99                  4,123
Potomac Electric Power Co.                          172                  4,020
Puget Sound Energy, Inc.                            104                  2,463
Unicom Corp.                                        142                  5,645
Utilicorp United, Inc.                              198                  3,819
                                                                       ________
                                                                        55,353
                                                                       ________

GAS SERVICES - 1.5%
Airgas, Inc. (a)                                    199                  1,166
Columbia Energy Group                                63                  3,953
El Paso Energy Corp.                                 85                  3,591
Peoples Energy Corp.                                 75                  2,330
                                                                       ________
                                                                        11,040
                                                                       ________

MOTOR FREIGHT & WAREHOUSING - 1.0%
CNF Transportation, Inc.                            156                  4,350
USFreightways Corp.                                  63                  2,942
                                                                       ________
                                                                         7,292
                                                                       ________

RAILROAD - 0.3%
Canadian Pacific, Ltd.                              105                  2,488
                                                                       ________


                                                            SHARES       VALUE
________________________________________________________________________________
TELECOMMUNICATION - 2.6%
Broadwing, Inc. (a)                                           62        $ 1,766
CenturyTel, Inc.                                             136          3,323
Chris-Craft Industries, Inc. (a)                              51          3,158
Covad Communications Group, Inc. (a)                         105          2,914
Electronics for Imaging, Inc. (a)                             52          2,712
NTL, Inc. (a)                                                 23          1,788
PMC-Sierra, Inc. (a)                                          11          2,130
Powerwave Technologies, Inc. (a)                               9          1,831
                                                                      __________
                                                                         19,622
                                                                      __________

________________________________________________________________________________
WHOLESALE TRADE - 0.6%
DURABLE GOODS
Patterson Dental Co. (a)                                      86          4,156
Ultramed, Inc. (b)                                           450            (c)
                                                                      __________
                                                                          4,156
                                                                      __________

TOTAL COMMON STOCKS
(cost of $589,853)                                                      727,244
                                                                      __________

WARRANTS - 0.0%
________________________________________________________________________________
FINANCE, INSURANCE & REAL ESTATE
DEPOSITORY INSTITUTIONS
Golden State Bancorp
(cost of $0)                                                 155            160
                                                                      __________

TOTAL INVESTMENTS
(cost of $589,853) (d)                                                  727,404
                                                                      __________


SHORT TERM OBLIGATIONS - 2.1%                                PAR
________________________________________________________________________________

REPURCHASE AGREEMENT with SBC
Warburg Ltd., dated 04/28/00, due
05/01/00 at 5.710%, collateralized
by U.S. Treasury notes with various
maturities to 2025, market value $16,487
(repurchase proceeds $16,123)                            $ 16,115        16,115
                                                                      __________

OTHER ASSETS & LIABILITIES, NET - 0.9%                                    6,903
________________________________________________________________________________

Net Assets - 100%                                                      $750,422
                                                                      __________

NOTES TO INVESTMENT PORTFOLIO:
________________________________________________________________________________

(a)  Non-income producing.

(b) Ultramed Inc. is a restricted security which was acquired on August 14, 1987 at a cost of $450. The fair value is determined under the direction of the Trustees. This security represents 0.0% of the Fund's net assets at April 30, 2000.

(c)  Rounds to less than one.

(d)  Cost for federal income tax purposes is the same.

       ACRONYM                         NAME
       _______                         ____
         ADR                American Depositary Receipt




See notes to financial statements.
                                                                               7

STATEMENT OF ASSETS AN LIABILITIES

April 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)


ASSETS
Investments at value (cost $589,853)                                  $727,404
Short-term obligations                                                  16,115
                                                                     _________
                                                                       743,519
Receivable for:
         Investments sold                                   $8,304
         Fund shares sold                                      473
         Dividends                                             426
         Interest                                                5

Other                                                           10       9,218
                                                                __   _________

         Total Assets                                                  752,737

LIABILITIES
Payable for:
         Fund shares repurchased                             1,596
Accrued:
         Management fee                                        429
         Transfer agent fee                                    207
         Bookkeeping fee                                        22
         Service fee -- Class A, Class B, Class C               22
         Distribution fee -- Class C                             1
         Deferred Trustees' fees                                 8
Other                                                           30
                                                              ____
         Total Liabilities                                               2,315
                                                                    __________
NET ASSETS                                                           $ 750,422
Net asset value & redemption price per share--                       _________
         Class A ($409,166/17,728)                                   $   23.08(a)
Maximum offering price per share --                                  _________
         Class A ($23.08/0.9425)                                     $   24.49(b)
Net asset value & offering price per share --                        _________
         Class B ($317,679/14,422)                                   $   22.03(a)
Net asset value & offering price per share --                        _________
         Class C ($22,523/997)                                       $   22.59(a)
Net asset value, offering and redemption                             _________
         price per share --
         Class Z ($1,054/45)                                         $   23.15
                                                                     _________
COMPOSITION OF NET ASSETS
Capital paid in                                                      $ 515,694
Overdistributed net investment income                                   (1,306)
Accumulated net realized gain                                           98,483
Net unrealized appreciation                                            137,551
                                                                     _________
                                                                     $ 750,422
                                                                     _________


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2000 (Unaudited)
(In thousands)


INVESTMENT INCOME

Dividends                                                          $    4,140
Interest                                                                  624
                                                                    _________
                                                                        4,764

EXPENSES
Management fee                                  $   2,606
Service fee -- Class A, Class B, Class C              925
Distribution fee -- Class B                         1,189
Distribution fee -- Class C                            83
Transfer agent fee                                  1,059
Bookkeeping fee                                       135
Trustees' fees                                         19
Custodian fee                                           1
Audit fee                                              12
Legal fee                                              16
Registration fee                                       30
Reports to shareholders                                10
Other                                                  46             6,131
                                                      ___            ______
    Net Investment Loss                                             (1,367)
                                                                    _______
NET REALIZED & UNREALIZED GAIN ON
PORTFOLIO POSITIONS
Net realized gain                                 98,542
Net change in unrealized
  appreciation/depreciation                       16,963
                                                  ______
    Net Gain                                                        115,505
                                                                  _________
Increase in Net Assets from Operations                            $ 114,138
                                                                  _________




See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                         (UNAUDITED)
                                                         SIX MONTHS        YEAR ENDED
                                                       ENDED APRIL 30,     OCTOBER 31,
                                                       ---------------     -----------
INCREASE (DECREASE) IN NET ASSETS                           2000             1999(a)
------------------------------------------------------------------------------------
Operations:
Net investment loss                                      $  (1,367)       $  (3,678)
Net realized gain                                           98,542           97,073
Net change in unrealized
  appreciation/depreciation                                 16,963          (10,041)
                                                         ---------        ---------
  Net Increase from Operations                             114,138           83,354

Distributions:
From net realized gains -- Class A                         (40,661)         (13,413)
From net realized gains -- Class B                         (33,607)         (11,056)
From net realized gains -- Class C                          (2,248)            (496)
From net realized gains -- Class Z                             (75)              --
                                                         ---------        ---------
                                                            37,547           58,389
                                                         ---------        ---------
Fund Share Transactions:
Receipts for shares sold -- Class A                         49,867           92,281
Value of distributions reinvested -- Class A                36,976           12,199
Cost of shares repurchased -- Class A                      (98,226)        (113,020)
                                                         ---------        ---------
                                                           (11,383)          (8,540)
                                                         ---------        ---------
Receipts for shares sold -- Class B                         32,350           99,336
Value of distributions reinvested -- Class B                31,746          10,448
Cost of shares repurchased -- Class B                      (74,286)        (114,510)
                                                         ---------        ---------
                                                           (10,190)          (4,726)
                                                         ---------        ---------
Receipts for shares sold -- Class C                          3,743           14,671
Value of distributions reinvested -- Class C                 2,174              473
Cost of shares repurchased -- Class C                       (6,037)          (7,305)
                                                         ---------        ---------
                                                              (120)           7,839
                                                         ---------        ---------
Receipts for shares sold -- Class Z                            471              656
Value of distributions reinvested -- Class Z                    75               --
Cost of shares repurchased -- Class Z                         (231)              (1)
                                                         ---------        ---------
                                                               315              655
                                                         ---------        ---------
Net Decrease from Fund Share Transactions                  (21,378)          (4,772)
                                                         ---------        ---------
    Total Increase                                          16,169           53,617

NET ASSETS
Beginning of period                                        734,253          680,636
                                                         ---------        ---------
End of period (net of overdistributed and
  including undistributed net investment
  income of $1,306 and $61, respectively)                 $750,422        $ 734,253
                                                         ---------        ---------



                                                       (UNAUDITED)
                                                        SIX MONTHS     YEAR ENDED
                                                      ENDED APRIL 30,  OCTOBER 31,
                                                      ----------------------------
NUMBER OF FUND SHARES                                       2000          1999(a)
---------------------------------------------------------------------------------
Sold -- Class A                                            2,284          4,303
Issued for distributions reinvested -- Class A             1,797            584
Repurchased -- Class A                                    (4,509)        (5,231)
                                                          ------         ------
                                                            (428)          (344)
                                                          ------         ------
Sold -- Class B                                            1,535          4,799
Issued for distributions reinvested -- Class B             1,611            517
Repurchased -- Class B                                    (3,593)        (5,522)
                                                          ------         ------
                                                            (447)          (206)
                                                          ------         ------
Sold -- Class C                                              175            693
Issued for distributions reinvested -- Class C               108             22
Repurchased -- Class C                                      (283)          (344)
                                                          ------         ------
                                                              --            371
                                                          ------         ------
Sold -- Class Z                                               21             31
Issued for distributions reinvested -- Class Z                 3             --
Repurchased -- Class Z                                       (10)            (b)
                                                          ------         ------
                                                              14             31
                                                          ------         ------

(a) Class Z shares were initially offered on January 11, 1999.

(b) Rounds to less than one.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Select Value Fund (the Fund), a series of Liberty Funds Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in middle capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                         CONVERTS TO
      ORIGINAL PURCHASE                 CLASS A SHARES
      -----------------                 --------------
     Less than $250,000                     8 years
     $250,000 to less than $500,000         4 years
     $500,000 to less than $1,000,000       3 years


Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data is calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income, and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily resulting in unrealized gains

(losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.
Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $21,232 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $6,792, $824,492 and $4,010 on Class A, Class B and Class C share redemptions, respectively.


The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The plan also requires the payment of a service fee to the Distributor as follows:

 VALUE OF SHARES OUTSTANDING ON THE
20TH OF EACH MONTH WHICH WERE ISSUED    ANNUAL FEE RATE
------------------------------------    ---------------
       Prior to April 1, 1989                0.15%
      On or after April 1, 1989              0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended April 30, 2000, purchases and sales of investments, other than short-term obligations, were $245,172,783 and $344,015,684, respectively.

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

      Gross unrealized appreciation       $189,572,862
      Gross unrealized depreciation        (52,021,757)
                                          ------------
         Net unrealized appreciation      $137,551,105
                                          ============


OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended April 30, 2000.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS

During the six months ended April 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associated, Inc., as a broker. Total commissions paid to Alphatrade during the six months were $127,399.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  (UNAUDITED)
                                                            SIX MONTHS ENDED APRIL 30, 2000
                                                    CLASS A        CLASS B       CLASS C     CLASS Z
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    21.930     $   21.100     $ 21.590     $21.960
                                                -----------     ----------     --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                     (0.003)        (0.080)      (0.083)      0.024
Net realized and unrealized gain                      3.424          3.281        3.354       3.437
                                                -----------     ----------     --------     -------
Total from Investment Operations                      3.421          3.201        3.271       3.461
                                                -----------     ----------     --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                              (2.271)        (2.271)      (2.271)     (2.271)
                                                -----------     ----------     --------     -------
NET ASSET VALUE, END OF PERIOD                  $    23.080     $   22.030     $ 22.590     $23.150
                                                ===========     ==========     ========     =======
Total return (b)(c)                                  16.86%         16.44%       16.40%      17.03%
                                                ===========     ==========     ========     =======
RATIOS TO AVERAGE NET ASSETS
Expenses (d)(e)                                       1.29%          2.04%        2.04%       1.05%
Net investment income (loss) (d)(e)                  (0.01)%        (0.76)%      (0.76)%      0.23%
Portfolio turnover (c)                                  34%            34%          34%         34%
Net assets at end of period (000)               $  409,166      $ 317,679      $22,523      $1,054

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e) Annualized.

                                                                      YEAR ENDED OCTOBER 31, 1999
                                                    CLASS A           CLASS B            CLASS C        CLASS Z(a)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     20.170      $     19.570      $     20.000     $     21.970
                                                ------------      ------------      ------------     ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                      (0.031)           (0.187)           (0.191)           0.017
Net realized and unrealized gain (loss)                2.511             2.437             2.501           (0.027)(c)
                                                ------------      ------------      ------------     ------------
Total from Investment Operations                       2.480             2.250             2.310           (0.010)
                                                ------------      ------------      ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                               (0.720)           (0.720)           (0.720)              --
                                                ------------      ------------      ------------     ------------
NET ASSET VALUE, END OF PERIOD                  $     21.930      $     21.100      $     21.590     $     21.960
                                                ============      ============      ============     ============
Total return (d)                                       12.48%            11.66%            11.71%           (0.05)%(e)
                                                ============      ============      ============     ============
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                            1.32%             2.07%             2.07%            1.00%(g)
Net investment income (loss) (f)                       (0.14)%           (0.89)%           (0.89)%           0.10%(g)
Portfolio turnover                                        67%               67%               67%              67%
Net assets at end of period (000)               $    398,255      $    313,791      $     21,533     $         674

(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                               YEARS ENDED OCTOBER 31
                                              ----------------------------------------------------------------------------------
                                                                 1998                                   1997
                                              ----------------------------------------------------------------------------------
                                                   CLASS A      CLASS B       CLASS C     CLASS A      CLASS B       CLASS C(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 20.430      $ 20.020      $ 20.410     $ 18.040      $ 17.840      $19.860
                                                --------      --------      --------     --------      --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                           (0.047)       (0.199)       (0.201)      (0.002)       (0.135)      (0.053)
Net realized and unrealized gain                   1.637         1.599         1.641        4.575         4.498        0.603(c)
                                                --------      --------      --------     --------      --------      -------
Total from Investment Operations                   1.590         1.400         1.440        4.573         4.363        0.550
                                                --------      --------      --------     --------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                           (1.850)       (1.850)       (1.850)      (2.183)       (2.183)          --
                                                --------      --------      --------     --------      --------      -------
NET ASSET VALUE, END OF PERIOD                  $ 20.170      $ 19.570      $ 20.000     $ 20.430      $ 20.020      $20.410
                                                ========      ========      ========     ========      ========      =======

Total return (d)                                   7.95%         7.10%         7.17%       28.29%        27.33%        2.77%(e)
                                                ========      ========      ========     ========      ========      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                       1.32%         2.07%         2.07%        1.03%         1.78%        1.81%(g)
Net investment loss (f)                          (0.23)%       (0.98)%       (0.98)%      (0.01)%       (0.76)%      (1.05)%(g)
Portfolio turnover                                   32%           32%           32%          63%           63%          63%
Net assets at end of period (000)               $373,092      $295,025      $ 12,519     $340,479      $192,161      $   558


(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     YEARS ENDED OCTOBER 31
                                              ---------------------------------------------------------------------
                                                                1996                                1995
                                              ---------------------------------------------------------------------
                                                     CLASS A           CLASS B           CLASS A          CLASS B
                                                     -------           -------           -------          -------
NET ASSET VALUE, BEGINNING OF PERIOD            $     16.140      $     16.040      $     14.020      $     13.940
                                                ------------      ------------      ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                       0.043            (0.081)            0.174             0.065
Net realized and unrealized gain                       3.162             3.129             3.326             3.317
                                                ------------      ------------      ------------      ------------
Total from Investment Operations                       3.205             3.048             3.500             3.382
                                                ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.042)           (0.005)           (0.165)           (0.067)
In excess of net investment income                    (0.023)           (0.003)               --                --
From net realized gains                               (1.240)           (1.240)           (1.215)           (1.215)
                                                ------------      ------------      ------------      ------------
Total Distributions Declared to Shareholders          (1.305)           (1.248)           (1.380)           (1.282)
                                                ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                  $     18.040      $     17.840      $     16.140      $     16.040
                                                ============      ============      ============      ============
  Total return (b)                                    21.28%            20.31%            28.44%            27.50%
                                                ============      ============      ============      ============
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                           1.17%             1.92%             1.12%             1.90%
Net investment income (loss) (c)                       0.25%           (0.50)%             1.24%             0.46%
Portfolio turnover                                      100%              100%               92%               92%
Net assets at end of period (000)               $    255,911      $    128,283      $    194,393      $     75,283


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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
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
TRUSTEES & TRANSFER AGENT
------------------------------------------------------------------------------
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President--Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Select Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Select Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

SEMIANNUAL REPORT:
COLONIAL SELECT VALUE FUND

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COLONIAL SELECT VALUE FUND       SEMIANNUAL REPORT


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